Equity - Disclosure - Equity - Summary of Balances and Changes in Consolidated Dividends Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders equity details [abstract]
Beginning balance		R$ 320,883
Provisions	R$ 756,952	961,241
Payments	(808,603)	(940,250)
Expired dividends	(3,170)	(3,029)	R$ (9,868)
Ending balance	R$ 284,024	R$ 338,845